S000034850 [Member] Investment Objectives and Goals - Wilmington Large-Cap Strategy Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WILMINGTON LARGE-CAP STRATEGY FUND SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to achieve long-term capital appreciation.